Cover	Feb. 19, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 19, 2026
Entity File Number	001-39813
Entity Registrant Name	TRISALUS LIFE SCIENCES, INC.
Entity Central Index Key	0001826667
Entity Tax Identification Number	85-3009869
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6272 W 91st Ave
Entity Address, City or Town	Westminster
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80031
City Area Code	(888)
Local Phone Number	321-5212
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common stock, $0.0001 par value
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	TLSI
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of registrant’s common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of registrant’s common stock at an exercise price of $11.50 per share
Trading Symbol	TLSIW
Security Exchange Name	NASDAQ